CENTURY II FREEDOM ANNUITY UPDATING SUMMARY PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT OF
KANSAS CITY LIFE INSURANCE COMPANY
Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

The Statutory Prospectus for the Century II Freedom Variable Annuity Contract (the “Contract”) contains more information about the Contract, including its features, benefits, and risks.  You can find the current prospectus and other information about the Contract online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=kcl&fid=NRVA02781.  You can also obtain this information at no cost by calling 1-800-616-3670 or sending an email request to statecompliance@kclife.com or by contacting Us at:
Variable Administration
P.O. Box 219364
Kansas City, Missouri 64121-9364
Telephone (800) 616-3670
The Contract is a complex investment that involves risks, including loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may be subject to surrender charges, taxes, and tax penalties. Withdrawals may also have an impact on guarantees under the FivePlusSM Guaranteed Withdrawal Benefit, if elected. Guarantees under the Contract are subject to the Company’s financial strength and claims paying ability.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
The date of this prospectus is May 1, 2026.

UPDATING SUMMARY PROSPECTUS CONTENTS

GLOSSARY	2
UPDTATED INFORMATION ABOUT YOUR CONTRACT	4
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	5
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	8

GLOSSARY

Many terms used within this Prospectus are described within the text where they appear.  The descriptions of those terms are not repeated in this section.

Annuitant	The person on whose life the Contract’s annuity benefit is based.

Contract Anniversary	The same day and month as the Contract Date each year that the Contract remains in force.

Contract Date	The date from which Contract months, Contract Years, and Contract Anniversaries are measured.

Contract Value	The sum of the Variable Account Value and the Fixed Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract Anniversary.

Fixed Account	An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Home Office	When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office. Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364. The telephone number at our Variable Administration office is 800-616-3670.

Issue Age	The Annuitant's age on his/her last birthday as of the Contract Date.

Non-Life Payment Option	A payment option that is not based upon the life of the Annuitant.

Owner	The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Premium Year	Refers to the 12-month period following the date a particular premium is credited to your Contract.

Subaccount	The divisions of the Variable Account. The assets of each Subaccount are invested in a Portfolio of a designated Fund.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount values of a Contract.

We, Our, Us, Kansas City Life, the Company	Kansas City Life Insurance Company

Written Notice/Written Request	A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office. Under certain circumstances as described in this Prospectus, Written Notice/Written Request may be satisfied by telephone, facsimile, electronic mail, and Internet.

UPDTATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2025.  This may not reflect all of the changes that have occurred since you entered into your Contract.
On October 14, 2025, the Invesco V.I. Health Care Fund – Series I Shares, Invesco V.I. S&P 500 Buffer Fund – December – Series I Shares,  Invesco V.I. S&P 500 Buffer Fund – June – Series I Shares, Invesco V.I. S&P 500 Buffer Fund – March – Series I Shares, and Invesco V.I. S&P 500 Buffer Fund – September – Series I Shares became available for investment under the Contract. The investment objectives, investment adviser, sub-investment adviser, current expenses and performance of each of these Portfolios are available in Appendix A – Investment Options Available Under the Contract, which is located at the end of this prospectus.
Each Invesco V.I. S&P 500 Buffer Fund (the "Fund") seeks, over a specified annual period (called an "Outcome Period"), to provide returns that match those of the S&P 500® Index (the “Index”) up to an upside cap, while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund). To receive the full benefit of the 10% buffer protection, Contract Value should be allocated to the Fund prior to the beginning of the Outcome Period and remain allocated to the Fund until the end of the Outcome Period. If Contract Value is allocated after the commencement of the Outcome Period or withdrawn before the end of the Outcome Period, investment returns may vary significantly. You will bear all Index losses exceeding 10%.

The upside cap establishes the maximum percentage return that the Funds can achieve during the Outcome Period (prior to taking into account any fees and expenses of the Fund). During an Outcome Period when the Index is rising, this may limit the return on your investment in an Invesco V.I. S&P 500 Buffer Fund.

The specified outcomes of the Invesco V.I. S&P 500 Buffer Funds may not be achieved. Furthermore, the Invesco V.I. S&P 500 Buffer Funds are not guaranteed and, unlike guarantees, are not backed by Kansas City Life.

For additional information about the risks associated with the Invesco V.I. Health Care Fund and the Invesco V.I. S&P Buffer Funds see the prospectuses for the Funds.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS
ARE THERE CHARGES OR ADJUSTMENTS FOR EARLY WITHDRAWALS?	No. This product does not have a surrender charge. Withdrawals, however, may be subject to taxes or tax penalties.
ARE THERE TRANSACTION CHARGES?	Yes. You may be charged for certain transactions (such as when you complete more than six transfers during a Contract Year). Reference Fee Table and Charges and Deductions - Transfer Processing Fee.
ARE THERE ONGOING FEES AND EXPENSES?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.66% [1]	1.66% [1]
	Portfolio Company fees and expenses	0.27% [2]	1.37% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.95% [3]	0.95% [3]
1As a percentage of average annual Variable Account Value during the accumulation period. [2]As a percentage of Portfolio assets. [3]As a percentage of the Guaranteed Withdrawal Balance.

Because your Contract is customizable, the choices you make affect how much you will pay.  To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.  This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,245	Highest Annual Cost: $4,368
Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive Portfolio Company fees and expenses
●
No optional benefits
●
No sales charges
●
No additional purchase payments, transfers, or withdrawals

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits, and Portfolio Company fees and expenses
●
No sales charges
●
No additional purchase payments, transfers, or withdrawals

Reference Fee Table, Charges and Deductions, and Appendix A – Investment Options Available under the Contract.

RISKS
IS THERE A RISK OF LOSS FROM POOR PERFORMANCE?	Yes. You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in the Contract.
IS THIS A SHORT-TERM INVESTMENT?
No.  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawals may be subject to taxes and tax penalties. In addition, the tax deferral is more beneficial to investors with a long-time horizon.
Reference Principal Risks of Investing in the Contract and Federal Tax Status.

WHAT ARE THE RISKS ASSOCIATED WITH THE INVESTMENT OPTIONS?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccount.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all investment options before making an investment decision.
Reference Principal Risks of Investing in the Contract, The Fixed Account and Appendix A – Investment Options Available Under the Contract.

WHAT ARE THE RISKS RELATED TO THE INSURANCE COMPANY?
Investment in the Contract is subject to the risks related to Kansas City Life. Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you.  More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.
Reference Kansas City Life, The Variable Account and The Funds - Financial Condition of Kansas City Life.

RESTRICTIONS
ARE THERE RESTRICTIONS ON THE INVESTMENT OPTIONS?
Yes.  The amount allocated to the Fixed Account may not exceed 15% of the total Contract Value. If a transfer to the Fixed Account causes the value to exceed 15% of total Contract Value, we may transfer the excess to the Federated Hermes Government Money Fund II Subaccount.  The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.
We reserve the right to remove or substitute Portfolio Companies as investment options. We also reserve the right to limit the number and amount of additional premium payments you may make and to suspend or modify the transfer privilege, where permitted under applicable law.
If you elect the GMWB rider, you may not invest in the Fixed Account, the Portfolio Companies in which you may invest will be limited, and we may change the Portfolio Companies that are eligible for investment in the future.
Not all Portfolio Companies may be available in all states.
Reference The Fixed Account, Charges and Deductions - Transfer Processing Fee, Kansas City Life, The Variable Account, and the Funds - The Funds, Optional Rider, and Appendix A – Investment Options Available under the Contract.

ARE THERE ANY RESTRICTIONS ON CONTRACT BENEFITS?
Yes.  The Contract offers a number of benefits.  Certain benefits, such as the GMWB, are subject to additional charges.  Benefits may not be available for all Issue Ages nor added after issue.  Optional riders may not be available in all states. The GMWB limits the Portfolio Companies in which you may invest under the Contract, and we may change the Portfolio Companies that are eligible for investment in the future.  If you take withdrawals that exceed limits specified by the GMWB rider in a Contract Year, the value of the GMWB may be reduced by more than the amount of the withdrawal or the rider may terminate.  If you take withdrawals from your Contract Value, the amount payable under the GMDB may be reduced by more than the amount of the withdrawal.  We may stop offering the GMWB at any time.  Certain 403(b) contracts may impose restrictions on distributions.
Reference Principal Risks of Investing in the Contract, Benefits Available Under the Contract, Optional Rider, Description of the Contract - Death Benefit Before Maturity Date, Description of the Contract – Contract Loans, and Appendix A – Investment Options Available under the Contract.

TAXES
WHAT ARE THE CONTRACT’S TAX IMPLICATIONS?
Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.  The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs.  You should purchase the Contract within a tax-qualified plan only for reasons other than tax deferral.  We encourage you to consult your own tax adviser before making a purchase of the Contract.
Reference Principal Risks of Investing in the Contract and Federal Tax Status.

CONFLICTS OF INTEREST
HOW ARE INVESTMENT PROFESSIONALS COMPENSATED?
Commissions are paid to broker-dealers for the sale of Contracts.  In addition, we may pay an asset-based commission or other amounts in certain circumstances.  All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms.  This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Reference Sale of the Contracts.

SHOULD I EXCHANGE MY CONTRACT?
Some broker-dealers may have a financial incentive to offer a new contract in place of your existing insurance.  You should replace (exchange) your existing contract only if you determine that the new contract is better for you than continuing to own your existing contract after comparing the features, fees, and risks of both contracts and considering any fees or penalties to terminate the existing contract.
Reference Description of the Contract - Replacement of Contracts.

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.kclife.com/prospectus/default.htm.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.85%	11.67%	10.35%	14.87%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.80%	16.17%	12.81%	11.73%
Long-term growth of capital by investing in health care companies	AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.98%	15.33%	3.80%	6.58%
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.81%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.65%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	7.64%	-	-

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund) ii	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70% [i]	12.78%	-	-
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.96%	20.47%	10.30%	15.78%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.54%	15.85%	8.97%	9.77%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.52% [i]	20.41%	9.08%	7.59%
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.73%	9.39%	-2.50%	1.23%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.65% [i]	21.62%	8.23%	12.17%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.53%	18.06%	13.90%	13.92%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.82% [i]	28.29%	5.33%	9.25%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.90%	11.67%	6.43%	7.17%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	10.65%	8.04%	7.18%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.93%	13.41%	7.96%	11.74%
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	11.17%	7.70%	8.98%
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk EUPAC Fund – Class P2 Shares (Formerly American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares) (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.06% [i]	15.09%	-0.29%	2.90%
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.85%	10.07%	9.37%	12.92%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Small Cap Portfolio – Initial Shares (Formerly BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares) (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management North America, LLC)	0.83%	10.99%	4.26%	7.83%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Mellon Investments Corporation)	0.27%	17.53%	14.11%	14.52%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.66%	15.97%	11.93%	13.56%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Adviser: Calamos Advisors LLC).	1.27%	17.40%	10.90%	11.72%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.07% [i]	14.86%	7.26%	11.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.20% [i]	34.37%	18.42%	22.70%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.10% [i]	6.30%	8.66%	7.97%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Adviser: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.97% [i]	7.03%	6.56%	6.85%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Adviser: Federated Hermes Investment Management Company).	0.81% [i]	8.23%	3.70%	5.59%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Adviser: Federated Hermes Investment Management Company).	0.63% [i]	3.73%	2.80%	1.73%
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Adviser: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.79%	21.24%	15.08%	15.49%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Retirement Portfolio – Service Class 2 (Formerly Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2) (Adviser: FMR Co., Inc. (FMRC)).	0.61%	9.31%	2.08%	4.17%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.63%	10.26%	2.89%	5.46%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.66%	11.66%	3.73%	6.33%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.69%	12.99%	4.57%	7.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.71%	14.23%	5.25%	7.75%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.74%	15.16%	5.98%	8.61%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.78%	16.42%	7.28%	9.72%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.82%	18.44%	8.73%	10.59%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.53%	9.16%	10.82%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.50%	9.15%	10.81%
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Adviser: Franklin Templeton Institutional, LLC).	1.25% [i]	7.93%	2.36%	3.03%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Adviser: Franklin Advisers, Inc.).	1.08% [i]	2.52%	1.03%	9.89%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Adviser: Templeton Asset Management Ltd.).	1.36% [i]	46.27%	5.46%	10.40%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Adviser: Templeton Investment Counsel, LLC).	1.07% [i]	29.19%	8.25%	5.75%
Capital growth	LVIP American Century Capital Appreciation Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.79% [i]	6.72%	5.16%	11.47%
Capital growth by investing in common stocks (Income is a secondary objective)	LVIP American Century Disciplined Core Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	14.86%	8.78%	10.39%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital growth	LVIP American Century International Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.95% [i]	15.98%	1.85%	6.42%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Mid-Cap Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.86% [i]	8.99%	8.89%	9.12%
Long-term capital growth	LVIP American Century Ultra® Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.75% [i]	12.84%	11.68%	17.16%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	16.82%	11.65%	10.23%
Long-term total return using a strategy that seeks to protect against U.S. inflation	LVIP American Century Inflation Protection Fund – Service Class (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	6.33%	0.62%	2.61%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.74%	4.72%	9.63%	8.77%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.77%	10.27%	6.40%	8.95%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.63%	14.54%	13.69%	14.84%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.73% [i]	12.19%	11.10%	15.60%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.74% [i]	12.85%	11.15%	12.93%
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.53% [i]	7.17%	0.15%	2.63%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.61% [i]	11.16%	6.42%	7.63%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.78% [i]	15.01%	7.64%	9.49%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.67% [i]	7.33%	0.66%	3.58%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	9.03%	3.83%	4.92%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Moderately Aggressive ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	11.65%	5.36%	6.13%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year

Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	10.36%	4.74%	5.72%

i  Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information.
ii  See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Defined Outcome Funds Risks” in the prospectus and the prospectuses for the Funds for a description of the risks associated with investing in the Invesco V.I. S&P 500 Buffer Funds.

The Fixed Account
The following is the Fixed Account investment option that is currently available under the Contract. We may change certain features of the Fixed Account investment option. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Account, as noted below.
See The Fixed Account for additional information.

Name	Segment Term Period	Minimum Guaranteed Interest Rate
Fixed Account (for Contracts issued on or after May 31, 2011)	1 Year [i]	1.00%
Fixed Account (for Contracts issued prior to May 31, 2011 and for Contracts issued on or after May 31, 2011 in states where the state regulator has not approved a lower guaranteed interest rate)	1 Year [i]	3.00%

i The Company reserves the right to shorten the period the interest rate applies to less than one year, except for the year in which such amount is received or transferred.

If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit you must allocate your premiums and Contract Value among the Designated Subaccounts on and after the rider effective date. You may not invest in the fixed account.  Allocation percentages must be whole percentages only and the total allocation percentages in the Designated Subaccounts must equal 100%.
The table below lists available Subaccount.
Designated Subaccount	GMWB Rider with a Rider Effective Date before May 29, 2012	GMWB Rider with a Rider Effective Date of May 29, 2012, or after
American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares	X	X
American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares	X	X
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2	X
Fidelity® VIP Freedom 2015 PortfolioSM – Service Class 2	X
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2	X
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2	X
TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares	X	X
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares	X	X
TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares	X	X

This Summary Prospectus incorporates by reference the Contract’s Statutory Prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented.  The SAI may be obtained, free of charge, in the same manner as the prospectus.

Investment Company Act of 1940 Registration File No. 811-08994
Contract Identifier C000024866

3520 Broadway
Kansas City, Missouri 64111
Kansas City Life’s Century II Variable Product Series is distributed by Sunset Financial Services, Inc., a wholly owned subsidiary of Kansas City Life Insurance Company.